Commitments and Contingencies (10-Q) (Details Narrative) (USD $)	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Two Thousand Thirteen [Member]	Dec. 31, 2012 Two Thousand Thirteen [Member]	Mar. 31, 2013 Two Thousand Fourteen [Member]	Dec. 31, 2012 Two Thousand Fourteen [Member]	Mar. 31, 2013 Two Thousand Fifteen [Member]	Dec. 31, 2012 Two Thousand Fifteen [Member]	Apr. 30, 2012 Employment Agreements [Member]	Mar. 31, 2013 Wowio, LLC [Member]	Dec. 31, 2012 Wowio, LLC [Member]	Mar. 31, 2013 Drunk Duck [Member]	Dec. 31, 2012 Drunk Duck [Member]	Mar. 31, 2013 Spacedog Entertainment, Inc.[Member]	Dec. 31, 2012 Spacedog Entertainment, Inc.[Member]	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Percentage of royalty payments related to acquisitions										20.00%	20.00%	10.00%	10.00%	100.00%	100.00%	10.00%	10.00%	100.00%	100.00%
Percentage of royalty payments related to acquisitions through perpetuity										10.00%	10.00%
Payment by party for termination of the lease	$ 5,000	$ 5,000
Employment agreement expire year									Expire through 2015.
Required employee agreement payment			$ 330,000	$ 330,000	$ 225,000	$ 225,000	$ 50,000	$ 50,000
Percentage of employee bonus																10.00%	10.00%	100.00%	100.00%